Finance income/(expense) (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Financial Income [Abstract]
Summary of Financial Income /(Expenses)

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€	€	€	€
Foreign exchange differences	2,616,719	667,710	3,138,970	(927,768)
Interest income over bank balances	2,114,635	(11,161)	2,178,556	95,366
Other finance expenses	(9,803)	(4,879)	(17,755)	(10,193)
	4,721,551	651,670	5,299,771	(842,595)